Note 5 - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 5 – Accumulated Other Comprehensive Loss

The following table presents the changes in accumulated other comprehensive loss by component, net of tax, for the years ended December 31, 2015 and 2014 (in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2015	2014
	(In Thousands)
Balance beginning of the year	$(36)	$(18)
Other comprehensive loss before reclassifications	(26)	(18)
Amount reclassified from accumulated other comprehensive loss	50	--
Total other comprehensive income (loss)	24	(18)
Balance end of the year	$(12)	$(36)

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive loss for the years ended December 31, 2015 and 2014 (in thousands):

Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive Loss (1)		Affected Line Item in the Consolidated Statements of Income
	For the Year Ended December 31,
	2015	2014
Sale of available for sale securities	$(75)	$--	Loss on sales of investment securities
Tax effect	25	--	Income taxes
Total reclassification for the period	$(50)	$--

(1)	Amounts in parentheses indicate debits.